Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, after the subsection “Kayne Anderson Small Cap Growth Strategy,” please add the following:

WCM Small Cap Growth Strategy

WCM Investment Management (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.
WCM considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $5 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Growth Index on the last day of the most recent quarter (currently, approximately $7.5 billion, based on the size of the largest company in the Index on December 31, 2018), whichever is greater.
The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).
WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.
WCM’s investment process examines four key governing components:
•	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, after the subsection “WCM Small Cap Value Strategy,” please add the following:

Reinhart Genesis PMV Strategy
Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM  Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2018 they ranged from approximately $159 million to $12.2 billion.
Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.
Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Value Fund, after the bullet “Foreign regulatory risk,” please add the following:

•
Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Causeway International Value Select Fund, after the bullet “Currency risk,” please add the following:

•
Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.95%

 [1] “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.60%

[1] “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
2 JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA International Core Equity Fund, please delete the tables and replace with the following:

JNL/DFA International Core Equity Fund Class A
1 year	3 years
$97	$303

JNL/DFA International Core Equity Fund Class I
1 year	3 years
$61	$203

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/DFA U.S. Core Equity Fund, after the bullet “Financial services risk,” please add the following:

•
Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.07%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and replace with the following:

JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

JNL/DoubleLine Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$79	$246	$428	$954

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and replace with the following:

JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DoubleLine Shiller Enhanced CAPE Fund Class I
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Franklin Templeton Growth Allocation Fund, please add following as the last paragraph:

Effective June 24, 2019, JNAM will voluntarily waive its management fee in an amount equivalent to the net assets attributable to the Fund’s investment in mutual funds or ETFs managed by the Sub-Adviser.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.14%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and replace with the following:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please delete the section in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	1.27%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/JPMorgan Global Allocation Fund, please delete the tables and replace with the following:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$108	$382	$677	$1,515

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$288	$516	$1,171

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Oppenheimer Emerging Markets Innovator Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$58	$196	$345	$781

JNL/Vanguard U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$28	$100	$179	$412

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.42%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and replace with the following:
JNL/Vanguard International Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$66	$223	$394	$888

JNL/Vanguard International Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$36	$128	$228	$523

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard Global Bond Market Index Fund Class A
1 year	3 years	5 years	10 years
$62	$217	$385	$873

JNL/Vanguard Global Bond Market Index Fund Class I
1 year	3 years	5 years	10 years
$32	$122	$220	$508

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/WMC Government Money Market Fund, please delete the table and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

JNL Multi-Manager Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, after the subsection “Kayne Anderson Small Cap Growth Strategy,” please add the following:

WCM Small Cap Growth Strategy

WCM Investment Management (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.
WCM considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $5 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Growth Index on the last day of the most recent quarter (currently, approximately $7.5 billion, based on the size of the largest company in the Index on December 31, 2018), whichever is greater.
The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).
WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.
WCM’s investment process examines four key governing components:
•	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

JNL MULTI-MANAGER SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, after the subsection “WCM Small Cap Value Strategy,” please add the following:

Reinhart Genesis PMV Strategy
Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM  Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2018 they ranged from approximately $159 million to $12.2 billion.
Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.
Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Value Fund, after the bullet “Foreign regulatory risk,” please add the following:

•
Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Causeway International Value Select Fund, after the bullet “Currency risk,” please add the following:

•
Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

JNL/DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.95%

 [1] “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.60%

[1] “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
2 JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA International Core Equity Fund, please delete the tables and replace with the following:

JNL/DFA International Core Equity Fund Class A
1 year	3 years
$97	$303

JNL/DFA International Core Equity Fund Class I
1 year	3 years
$61	$203

JNL/DFA U.S. CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/DFA U.S. Core Equity Fund, after the bullet “Financial services risk,” please add the following:

•
Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.07%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and replace with the following:

JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

JNL/DoubleLine Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$79	$246	$428	$954

JNL/DoubleLine Shiller Enhanced CAPE Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and replace with the following:

JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DoubleLine Shiller Enhanced CAPE Fund Class I
1 year	3 years	5 years	10 years
$74	$230	$401	$894

JNL/FRANKLIN TEMPLETON GROWTH ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Franklin Templeton Growth Allocation Fund, please add following as the last paragraph:

Effective June 24, 2019, JNAM will voluntarily waive its management fee in an amount equivalent to the net assets attributable to the Fund’s investment in mutual funds or ETFs managed by the Sub-Adviser.

JNL/Harris Oakmark Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.14%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and replace with the following:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

JNL/JPMORGAN GLOBAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please delete the section in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	1.27%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/JPMorgan Global Allocation Fund, please delete the tables and replace with the following:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$108	$382	$677	$1,515

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$288	$516	$1,171

JNL/Oppenheimer Emerging Markets Innovator Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Oppenheimer Emerging Markets Innovator Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

JNL/Vanguard U.S. Stock Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.06% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$58	$196	$345	$781

JNL/Vanguard U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$28	$100	$179	$412

JNL/Vanguard International Stock Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.42%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.07% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and replace with the following:
JNL/Vanguard International Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$66	$223	$394	$888

JNL/Vanguard International Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$36	$128	$228	$523

JNL/Vanguard Global Bond Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.10% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard Global Bond Market Index Fund Class A
1 year	3 years	5 years	10 years
$62	$217	$385	$873

JNL/Vanguard Global Bond Market Index Fund Class I
1 year	3 years	5 years	10 years
$32	$122	$220	$508

JNL/WMC GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 14, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/WMC Government Money Market Fund, please delete the table and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714